PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                            STRONG ADVISOR BOND FUND
                                     CLASS K

                           STRONG ADVISOR INCOME FUNDS
                               CLASSES A, B, AND C

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND

                           STRONG ADVISOR INCOME FUNDS
                                     CLASS Z

                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND

                               STRONG INCOME FUNDS
                               INSTITUTIONAL CLASS

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND

   Supplement to the prospectuses dated March 1, 2004, as supplemented on May 21, 2004, September 15, 2004, and January 3, 2005. The Portfolio Manager change contained in this Supplement replaces the Portfolio Manager change indicated in the Supplement dated January 3, 2005.


STRONG ADVISOR BOND FUND

Effective February 11, 2005, Mr. Robert N. Daviduk will become the sole Portfolio Manager of the STRONG ADVISOR BOND FUND. His biography can be found below.

     ROBERT N. DAVIDUK, CFA, manages the ADVISOR BOND FUND. He has managed the Fund since February 2005. Mr. Daviduk joined Wells Capital Management Incorporated in 2002 as Managing Director of Intermediate Fixed Income investing. Prior to joining Wells Capital Management Incorporated, Mr. Daviduk was a Senior Vice President and Director of Taxable Fixed Income with Banc of America Capital Management since 1997. Mr. Daviduk earned his bachelor's degree in business administration/accounting from Bucknell
     University, and his master's of business administration degree in finance/international business from New York University.


          The date of this Prospectus Supplement is February 11, 2005.



RT49498 02-05                                               AINC205/WH4170 02-05